SHORT-TERM AND LONG-TERM BANK BORROWINGS - Schedule of Long-term Bank Borrowings (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Debt Instrument [Line Items]
Amount - Long-term	$ 10,264,785	¥ 73,075,000	$ 11,567,915	¥ 81,179,000
China Minsheng Bank Loan One [Member]
Debt Instrument [Line Items]
Amount - Long-term	$ 2,107,038	¥ 15,000,000	$ 1,353,739	¥ 9,500,000
Interest	3.00%	3.00%	3.80%	3.80%
China Minsheng Bank Loan Two [Member]
Debt Instrument [Line Items]
Amount - Long-term	$ 1,403,287	¥ 9,990,000	$ 2,030,609	¥ 14,250,000
Interest	3.00%	3.00%	3.80%	3.80%
China Minsheng Bank Loan Three [Member]
Debt Instrument [Line Items]
Amount - Long-term	$ 1,404,692	¥ 10,000,000	$ 2,707,478	¥ 19,000,000
Interest	3.00%	3.00%	3.80%	3.80%
China Minsheng Bank Loan Four [Member]
Debt Instrument [Line Items]
Amount - Long-term	$ 1,404,692	¥ 10,000,000	$ 1,423,564	¥ 9,990,000
Interest	3.00%	3.00%	3.66%	3.66%
China Minsheng Bank Loan Five [Member]
Debt Instrument [Line Items]
Amount - Long-term	$ 950,976	¥ 6,770,000	$ 853,568	¥ 5,990,000
Interest	3.00%	3.00%	3.66%	3.66%
China Minsheng Bank Loan Six [Member]
Debt Instrument [Line Items]
Amount - Long-term	$ 702,346	¥ 5,000,000	$ 1,396,489	¥ 9,800,000
Interest	3.00%	3.00%	3.65%	3.65%
Huaxia Bank Loan One [Member]
Debt Instrument [Line Items]
Amount - Long-term	$ 836,213	¥ 5,953,000	$ 907,718	¥ 6,370,000
Interest	3.70%	3.70%	4.05%	4.05%
Huaxia Bank Loan Two [Member]
Debt Instrument [Line Items]
Amount - Long-term	$ 823,430	¥ 5,862,000	$ 894,750	¥ 6,279,000
Interest	3.70%	3.70%	4.05%	4.05%
China Minsheng Bank Loan Seven [Member]
Debt Instrument [Line Items]
Amount - Long-term	$ 632,111	¥ 4,500,000
Interest	3.00%	3.00%